Interest-bearing loans and borrowings - Category of carrying values and fair values (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)	Jan. 01, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)
Category of carrying values and fair values
Total carrying value				$ 20,380		$ 18,227			$ 19,113
Fair value				23,825		20,549			19,588
Borrowings				20,380		18,227			19,113
Interest rate on borrowings							3.00%
Interest rate swaps
Category of carrying values and fair values
Total carrying value				20,380		18,227			19,113
Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value				339		335			325
Loss on fair value of bonds due to decrease credit risk	$ 1
Gain on fair value of bonds due to increase credit risk	29
Amortised cost
Category of carrying values and fair values
Total carrying value				16,981		15,106			15,947
Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value				371		339			346
Ineffectiveness recognised	$ 1	$ (3)
Instruments designated in cash flow hedge
Category of carrying values and fair values
Total carrying value				2,689		2,447			2,495
Overdrafts
Category of carrying values and fair values
Total carrying value				286		146			160
Fair value				286		146			160
Overdrafts | Amortised cost
Category of carrying values and fair values
Total carrying value				286		146			160
Lease liabilities | Due within one year
Category of carrying values and fair values
Total carrying value				192		188
Fair value				192		188
Lease liabilities | Due after more than one year
Category of carrying values and fair values
Total carrying value				489		487
Fair value				489		487
Lease liabilities | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value				192		188
Lease liabilities | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value				489		487
Loans | Due within one year
Category of carrying values and fair values
Total carrying value				1,908		1,676			1,594
Fair value				1,922		1,684			1,587
Loans | Due after more than one year
Category of carrying values and fair values
Total carrying value				17,505		15,730			17,359
Fair value				20,936		18,044			17,841
Loans | Instruments at fair value through profit or loss
Category of carrying values and fair values
Total carrying value				287
Loans | Instruments at fair value through profit or loss | Due after more than one year
Category of carrying values and fair values
Total carrying value				339		335			325
Loans | Amortised cost | Due within one year
Category of carrying values and fair values
Total carrying value				923		1,676			1,594
Loans | Amortised cost | Due after more than one year
Category of carrying values and fair values
Total carrying value				15,091		12,609			14,193
Loans | Instruments in a fair value hedge relationship | Due within one year
Category of carrying values and fair values
Total carrying value				371
Loans | Instruments in a fair value hedge relationship | Due after more than one year
Category of carrying values and fair values
Total carrying value						339			346
Loans | Instruments designated in cash flow hedge | Due within one year
Category of carrying values and fair values
Total carrying value				614
Loans | Instruments designated in cash flow hedge | Due after more than one year
Category of carrying values and fair values
Total carrying value				$ 2,075		$ 2,447			$ 2,495
0.875% Non-callable bond
Category of carrying values and fair values
Borrowings | €			€ 750		€ 750			€ 750
Interest rate on borrowings			0.875%	0.875%	0.875%	0.875%		0.875%	0.875%
Loss on fair value hedge adjustment				$ 44
0.875% Non-callable bond | Instruments in a fair value hedge relationship
Category of carrying values and fair values
Total carrying value | €			€ 300
Borrowings covered by hedges			€ 300	$ 300	€ 300			€ 300
0.25% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			0.25%	0.25%	0.25%	0.25%		0.25%	0.25%
7% Guaranteed debentures
Category of carrying values and fair values
Interest rate on borrowings			7.00%	7.00%	7.00%	7.00%		7.00%	7.00%
0.75% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			0.75%	0.75%	0.75%	0.75%		0.75%	0.75%
1.25% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			1.25%	1.25%	1.25%	1.25%		1.25%	1.25%
1.95% Callable bond
Category of carrying values and fair values
Interest rate on borrowings			1.95%	1.95%
5.75% Non-callable bond
Category of carrying values and fair values
Interest rate on borrowings			5.75%	5.75%	5.75%	5.75%		5.75%	5.75%